Finance income and finance expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Finance income and costs
Debt securities - at amortised cost	$ 982
Debt securities - at FVOCI	34
Loans receivable	993	$ 335
Total interest income arising from financial assets	2,009	335
Equity securities at FVTPL	469
Mandatorily measured at FVTPL - held for trading	564
Finance income other	1,033
Interest expense	(22)	(77)
Bank charges	(171)	(322)
Unwinding of discount on the put option liability	(204)	(101)
Net foreign exchange loss	(1,595)	(779)
Finance expenses other	(1,992)	(1,279)
Net finance income/(expense)	$ 1,050	$ (944)